PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EMERGING MARKETS EQUITY INDEX FUND

GLOBAL REAL ESTATE INDEX FUND

INTERNATIONAL EQUITY INDEX FUND

WORLD SELECTION INDEX FUND

(each a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED OCTOBER 9, 2026 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2026, AS SUPPLEMENTED

Effective October 9, 2026, Brendan Sullivan is no longer a portfolio manager of the Funds. Effective October 9, 2026, all references to Brendan Sullivan in the Funds’ Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Emerging Markets Equity Index Fund – Management” on page 46 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Emerging Markets Equity Index Fund. Robert D. Anstine, Senior Vice President of NTI, Yair Walny, CFA, Vice President of NTI, Steven J. Santiccioli, Vice President of NTI, and Keith Carroll, Vice President of NTI, have been managers of the Fund since July 2019, July 2025, September 2024, and October 2026, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES – Global Real Estate Index Fund – Management” on page 51 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Global Real Estate Index Fund. Robert D. Anstine, Senior Vice President of NTI, Volter Bagriy, CFA, CAIA, Vice President of NTI, Alan Aung, CFA, Vice President of NTI, and Steven J. Santiccioli, Vice President of NTI, have been managers of the Fund since October 2026, April 2024, July 2025, and September 2024, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES – International Equity Index Fund – Management” on page 56 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the International Equity Index Fund. Robert D. Anstine, Senior Vice President of NTI, Steven J. Santiccioli, Vice President of NTI, Volter Bagriy, CFA, CAIA, Vice President of NTI, and Yair Walny, CFA, Vice President of NTI, have been managers of the Fund since July 2025, September 2024, September 2024, and October 2026, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

4.	The paragraph under the section entitled “FUND SUMMARIES – World Selection Index Fund – Management” on page 74 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the World Selection Index Fund. Robert D. Anstine, Senior Vice President of NTI, Steven J. Santiccioli, Vice President of NTI, Volter Bagriy, CFA, CAIA, Vice President of NTI, and Michael Gleeman, CFA, Vice President of NTI, have been managers of the Fund since October 2026, July 2019, September 2024, and July 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

5.	The listing under the section entitled “FUND MANAGEMENT – EQUITY AND EQUITY INDEX FUNDS” on page 196 of the Prospectus with regard to Robert D. Anstine is deleted and replaced with the following:

Robert D. Anstine

Emerging Markets Equity Index Fund (since July 2019)

International Equity Index Fund (since July 2025)

Global Real Estate Index Fund (since October 2026)

World Selection Index Fund (since October 2026)

Mr. Anstine, Senior Vice President of NTI, joined NTI in January 2007 and is a Portfolio Manager with the Global Index Team.

6.	The listing under the section entitled “FUND MANAGEMENT – EQUITY AND EQUITY INDEX FUNDS” on page 197 of the Prospectus with regard to Yair Walny is deleted and replaced with the following:

Yair Walny, CFA Emerging Markets Equity Index Fund (since July 2025) International Equity Index Fund (since October 2026)	Mr. Walny, Vice President of NTI, joined NTI in 2009 and is a Portfolio Manager with the Global Index Team.

7.	The listing under the section entitled “FUND MANAGEMENT – EQUITY AND EQUITY INDEX FUNDS” on page 197 of the Prospectus with regard to Keith Carroll is deleted and replaced with the following:

Keith Carroll Stock Index Fund (since July 2025) Emerging Markets Equity Index Fund (since October 2026)	Mr. Carroll, Vice President of NTI, joined NTI in 2007 and is a Portfolio Manager with the Global Index Equity Team.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO COMBO (10/26)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

EMERGING MARKETS EQUITY INDEX FUND

GLOBAL REAL ESTATE INDEX FUND

INTERNATIONAL EQUITY INDEX FUND

WORLD SELECTION INDEX FUND

(each a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED OCTOBER 9, 2026 TO THE FUNDS’ SAI DATED JULY 31, 2026, AS SUPPLEMENTED

Effective October 9, 2026, Brendan Sullivan is no longer a portfolio manager of the Funds. Effective October 9, 2026, all references to Brendan Sullivan in the Funds’ SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Funds in the table under the section entitled “PORTFOLIO MANAGERS” on page 114 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
World Selection Index Fund	Volter Bagriy, Steven J. Santiccioli, Michael Gleeman, and Robert D. Anstine(e)
Emerging Markets Equity Index Fund	Robert D. Anstine, Steven J. Santiccioli, Yair Walny, and Keith Carroll(e)
Global Real Estate Index Fund	Volter Bagriy, Steven J. Santiccioli, Alan Aung, and Robert D. Anstine(e)
International Equity Index Fund	Volter Bagriy, Steven J. Santiccioli, Robert D. Anstine, and Yair Walny(e)

(e) Became a Portfolio Manager effective October 9, 2026.

2.

The following information, as of August 31, 2026, with respect to Robert D. Anstine is replaced under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 116 of the SAI:

The table below discloses the accounts within each type of category listed below for which Robert D. Anstine* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2026.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	3	$10,738	0	$0
Other Registered Investment Companies:	18	19,688	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

*Robert D. Anstine became a Portfolio Manager of the Global Real Estate Index Fund and World Selection Index Fund effective October 9, 2026.

3.

The following information, as of August 31, 2026, with respect to Keith Carroll under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 117 of the SAI is replaced with the following:

The table below discloses the accounts within each type of category listed below for which Keith Carroll* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2026.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$19,660	0	$0
Other Registered Investment Companies:	4	4,110	0	0
Other Pooled Investment Vehicles:	7	47,960	0	0
Other Accounts:	16	24,783	0	0

*Keith Carroll became a Portfolio Manager of the Emerging Markets Equity Index Fund effective October 9, 2026.

4.

The following information, as of August 31, 2026, with respect to Yair Walny is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 125 of the SAI:

The table below discloses the accounts within each type of category listed below for which Yair Walny* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2026.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$3,860	0	$0
Other Registered Investment Companies:	5	4,775	0	0
Other Pooled Investment Vehicles:	1	254	0	0
Other Accounts:	8	4,617	0	0

*Yair Walny became a Portfolio Manager of the International Equity Index Fund effective October 9, 2026.

5.	The following information, as of August 31, 2026, is added in the table under the section entitled “CONFLICTS OF INTEREST – Disclosure of Securities Ownership” beginning on page 131 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Robert D. Anstine(8)	Global Real Estate Index Fund	None
Robert D. Anstine(8)	World Selection Index Fund	None
Keith Carroll(9)	Emerging Markets Equity Index Fund	None
Yair Walny(10)	International Equity Index Fund	None

8 Robert D. Anstine became a Portfolio Manager of the Global Real Estate Index Fund and World Selection Index Fund effective October 9, 2026. Information provided is as of August 31, 2026.

9 Keith Carroll became a Portfolio Manager of the Emerging Markets Equity Index Fund effective October 9, 2026. Information provided is as of August 31, 2026.

10 Yair Walny became a Portfolio Manager of the International Equity Index Fund effective October 9, 2026. Information provided is as of August 31, 2026.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI COMBO (10/26)